Capital Management	12 Months Ended
Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Line Items]
Capital Management
13.
Capital Management
(a)
Share capital and capital reserve

Authorized shares, as well as issued and fully paid up shares, are presented below:

	2021		2020
	Amount	USD	Amount		USD
Authorized Shares of USD 0.002 USD each
Class A common shares	1,000,000,000	2,000	—	—	—
Class B common shares	250,000,000	500	—		—
Undesignated shares	250,000,000	500	—	—	—
Authorized Shares of USD 1.1211 USD each **
Common shares	—	—	618,363		693
	1,500,000,000	3,000	618,363		693
Issued and Fully Paid Up Shares of USD 0.002 each *
Class A Common Shares	149,065,490	298	268,598,000		602
Class B Common Shares	145,962,951	292	—		0
	295,028,441	590	268,598,000		602
Share Capital evolution
Share Capital as at January 1	268,598,000	602	268,598,000		602
i) Issue of common shares at USD 1.1211	19,906,000	45	—		—
ii) Par value change	—	(70)	—		—
iii) Issue of common shares at the IPO	4,411,765	9	—		—
iv) Warrant exercise	2,112,676	4	—		—
Share capital as of December 31	295,028,441	590	268,598,000		602

* Retroactively adjusted to reflect the stock split (Note 1).

** Amounts do not reflect the effect of the stock split explained in Note1.

The rights of the holders of Class A Common Shares and Class B Common Shares are identical, except with respect to voting, conversion and transfer restrictions applicable to the Class B Common Shares. Each Class A Common Share is entitled to one vote while Class B Common Shares are entitled to five votes each. Each Class B Common Share is convertible into one Class A Common Share automatically upon transfer, subject to certain exceptions. Holders of Class A Common Shares and Class B Common Shares vote together as a single class on all matters unless otherwise required by law.

i)

For the year-ended December 31, 2021 and prior to the IPO date (June 3, 2021) dLocal issued 19,906,000 new Class A Common Shares receiving total proceeds of USD 63,177, according to the following details: i) 15,640,000 shares related to the exercise of share-options where dLocal received payments for USD 31,678; ii) 45,000 shares related to the exercise of share-options where dLocal received payments for USD 98; and iii) 4,221,000 shares, issued on March 3rd, 2021, where dLocal received payments for USD 31,401.

ii)

On April 14, 2021 existing shareholders of dLocal Group Limited contributed the outstanding shares, with par value of 1.1211 U.S. Dollars, to dLocal, and received the same number of shares with par value of 1 U.S. Dollars.

iii)

On June 3, 2021 the following transactions took place related to the Group’s IPO: i) the Group made a 500-for-1 share split where the shareholders of dLocal exchanged 577,008 shares with par value of 1 U.S. Dollars for 288,504,000 shares of par value 0.002 U.S. Dollars of the same entity; ii) 4,411,765 shares were issued as part of the initial public offering where dLocal received a payment, net of issuance costs, of USD 86,450 based on a market price of 21.0 U.S. Dollars per share.

iv)

On September 2, 2021 a holder of warrants exercised its net issuance right resulting in a net issuance on September 7, 2021 of 2,112,676 shares at a Fair Market Value of U.S. Dollars 65.14 per share, calculated using the average price of 5 business days before the exercise date.

The Capital reserve corresponds to reserves related to the share-based plans, as described in Note 2.11: Share-based payments and warrants.

(b)
Capital Reserve

This reserve is related to share-based payment compensation plans of the Group.

The following table shows a breakdown of the consolidated statement of financial position line item ‘Capital Reserves’ and the movements in these reserves during the year:

	2021	2020	2019
Balances as of January 1	12,582	5,287	238
Share-options exercise (i)	(6,898)	—	—
Share-based payments charges	7,596	7,295	5,049
Forfeitures	(6)	—	—
Warrant exercise	(533)	—	—
Balance as at December 31, 2021	12,741	12,582	5,287

(i) During the year-ended December 31, 2021 a total of 15,685,000 share-options under the share-based payments plan were exercised. Consequently, the correspondent charge to Capital reserve was recycled into the Share premium line item within equity.

(c)
Other reserves

The Other Reserves for the Group relate to cumulative translation adjustment representing differences on conversion of assets and liabilities at the reporting date.

The following table shows a breakdown of the consolidated statement of financial position line item ‘Reserves’ and the movements in these reserves during the year:

	2021	2020	2019
	Cumulative Translation Adjustment	Cumulative Translation Adjustment	Cumulative Translation Adjustment
Balances as of January 1	119	14	(13)
Movement of other reserves	(149)	105	27
Balance as at December 31, 2021	(30)	119	14

(d)
Retained Earnings

Movements in retained earnings were as follows:

Balance as at January 1, 2019	12,858
Comprehensive income for the year	15,602
Distribution of retained earnings	(10,000)
Balance as at December 31, 2019	18,460
Comprehensive income for the year	28,126
Transaction between shareholders	163
Distribution of retained earnings	(15,000)
Balance as at December 31, 2020	31,749
Comprehensive income for the year	78,118
Balance as at December 31, 2021	109,867

(e)
Earnings per share

dLocal calculates basic and diluted earnings per share as stated in Note 2.13: Equity.

The next table presents the information used as base for such calculation:

	2021	2020	2019
Profit attributable to common shareholders (U.S. Dollars)	77,852,950	28,186,840	15,602,193
Weighted average number of common shares	287,121,304	268,598,000	266,386,541
Adjustments for calculation of diluted earnings per share(1)	21,809,000	16,242,000	9,059,531
Weighted average number of common shares for calculating diluted earnings per share	308,930,304	284,840,000	275,446,073
Basic earnings per share	0.27	0.10	0.06
Diluted earnings per share	0.25	0.10	0.05

(1)
As of December 31, 2021, corresponds to the dilutive effect of i) 16,353,000 average shares related to share-based payment warrants; and ii) 5,456,000 average shares related to share-based payment plans with employees (8,491,539 and 567,993, respectively for the year ended December 31, 2020).